Transactions with shareholders, related parties and affiliated entities - Summary of key personnel compensations (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries	S/ 26,964	S/ 24,768	S/ 21,859
Board of Directors' compensations	3,923	2,861	3,719
Total	S/ 30,887	S/ 27,629	S/ 25,578